HarbourVest Private Investments Fund

N-CEN 3/31/26

Item G.1.b.iv.

Delinquent Section 16(a) Reports

The following holder of more than 10% of the Fund’s outstanding shares had a late Form 4 filing:

HarbourVest Partners L.P.